Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 175,132	$ 170,861
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	154,252	149,755
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 20,880	$ 21,106